State Street SPDR Portfolio SP 400 Mid Cap ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400 Index/S&P 1000 Index/Russell Small Cap Completeness Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.93%					10.33%									9.23%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR Portfolio SP 400 Mid Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.86%					10.26%									9.17%
State Street SPDR Portfolio SP 400 Mid Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.39%					9.79%									8.53%
State Street SPDR Portfolio SP 400 Mid Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.39%					8.01%									7.24%

[1]	Returns shown are reflective of the S&P MidCap 400 Index for the period January 24, 2020 to December 31, 2024, the S&P 1000 Index for the period from August 31, 2016 to January 23, 2020, and the Russell Small Cap Completeness Index for the period from January 1, 2015 to August 30, 2016.